Stock-based Compensation - Summary of Option Activity Under 2011 Plan and 2020 Plan (Details) - $ / shares		1 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Aug. 25, 2020	May 31, 2021	Jun. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares, Granted			68,628	160,000
Number of Shares, Exercised	(13,301)	(90,415)
2011 Plan and 2020 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares Outstanding, Beginning Balance			3,596,444	3,659,366	3,596,444		3,369,144
Number of Shares, Granted					215,898	227,300
Number of Shares, Exercised					(112,268)
Number of Shares, Forfeited					(40,708)
Number of Shares Outstanding, Ending Balance					3,659,366	3,596,444
Number of Shares, Exercisable					3,378,761
Weighted Average Exercise Price, Outstanding Beginning Balance			$ 2.27	$ 2.43	$ 2.27		$ 1.75
Weighted Average Exercise Price ,Granted					3.88	$ 10
Exercised, weighted average exercise price (in dollars per share)					0.7
Forfeited, weighted average exercise price (in dollars per share)					0.38
Weighted Average Exercise Price, Outstanding Ending Balance					2.43	$ 2.27
Weighted Average Exercise Price, Exercisable					$ 2.13
Weighted Average Remaining Contractual Term (In Years), Outstanding Beginning Balance					6 years 11 months 26 days	7 years 8 months 23 days	7 years 9 months 10 days
Weighted Average Remaining Contractual Term (In Years), Granted					6 years 4 months 24 days	6 years 11 months 23 days
Weighted Average Remaining Contractual Term (In Years), Outstanding Ending Balance					6 years 11 months 26 days	7 years 8 months 23 days	7 years 9 months 10 days
Weighted Average Remaining Contractual Term (In Years), Exercisable					7 years 18 days